INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Schedule of movement in the net book value of intangible assets	The following table summarizes the movement in the net book value of intangible assets, including goodwill for the six-month period ended June 30:

	2026	2025

Balance as of January 1	1,549	1,510

Acquisition *	199	167
Additions **	293	58
Divestment and reclassification to held for sale	—	(58)
Amortization	(125)	(114)
Currency translation	(24)	(15)
Transfers	(8)	10

Balance as of June 30 *	1,884	1,558
* Certain prior period comparatives have been updated to adjust for the measurement period adjustment, refer  Note 5- Significant Transaction for further details.
** Includes 5G Spectrum license in Pakistan for approximately US$209, refer Note1 - General Information for further details.